Nature of Operations	Nov. 18, 2019
Organization Consolidation And Presentation Of Financial Statements [Abstract]
Nature of Operations
NOTE 1. NATURE OF OPERATIONS
Dominion Energy, headquartered in Richmond, Virginia, is one of the nation’s largest producers and transporters of energy. Dominion Energy’s operations are conducted through various subsidiaries, including Virginia Power and Dominion Energy Gas. Virginia Power is a regulated public utility that generates, transmits and distributes electricity for sale in Virginia and northeastern North Carolina. Virginia Power is a member of PJM, an RTO, and its electric transmission facilities are integrated into the PJM wholesale electricity markets. All of Virginia Power’s stock is owned by Dominion Energy. The SCANA Combination was completed in January 2019. See Note 3 for a description of operations acquired in the SCANA Combination.
Dominion Energy’s operations also include the Cove Point LNG Facility, Cove Point Pipeline, Liquefaction Project, an equity investment in Atlantic Coast Pipeline and regulated gas transportation and distribution operations primarily in the eastern and Rocky Mountain regions of the U.S. Dominion Energy’s nonregulated operations include merchant generation, energy marketing and price risk management activities and retail energy marketing operations.
At December 31, 2018, Dominion Energy owned the general partner, 60.9% of the common units and 37.5% of the convertible preferred interests in Dominion Energy Midstream, which owned a preferred equity interest and the general partner interest in Cove Point, DECG, Dominion Energy Questar Pipeline and a 25.93%
noncontrolling partnership interest in Iroquois. In January 2019, Dominion Energy acquired all outstanding partnership interests not owned by Dominion Energy and Dominion Energy Midstream became a wholly-owned subsidiary of Dominion Energy. At December 31, 2018, the public’s ownership interest in Dominion Energy Midstream is reflected as noncontrolling interest in Dominion Energy’s Consolidated Financial Statements.
Following the Dominion Energy Gas Restructuring, Dominion Energy Gas is a holding company that conducts business activities through regulated interstate natural gas transmission and underground storage systems primarily in the eastern and Rocky Mountain regions of the U.S. as well as the Cove Point LNG Facility
, Cove Point Pipeline
and Liquefaction Project. In addition, Dominion Energy Gas owns a 50% noncontrolling interest in both Iroquois and White River Hub. See Note 3 for more information on the Dominion Energy Gas Restructuring. All of Dominion Energy Gas’ membership interests are held by Dominion Energy.
Through December 2018, Dominion Energy managed its daily operations through three
primary operating segments: Power Delivery, Power Generation and Gas Infrastructure. Dominion Energy also reports a Corporate and Other segment, which includes its corporate, service company and other functions (including unallocated debt). In addition, Corporate and Other includes specific items attributable to Dominion Energy’s operating segments that are not included in profit measures evaluated by executive management in assessing the segments’ performance or in allocating resources. Subsequent to the SCANA Combination, Dominion Energy manages the operations of SCANA through an additional operating segment, Southeast Energy.
Virginia Power manages its daily operations through
two
primary operating segments: Power Delivery and Power Generation. It also reports a Corporate and Other segment that primarily includes specific items attributable to its operating segments that are not included in profit measures evaluated by executive management in assessing the segments’ performance or in allocating resources.
Dominion Energy Gas manages its daily operations through
one
primary operating segment: Gas Infrastructure. It also reports a Corporate and Other segment that primarily includes specific items attributable to its operating segment that are not included in profit measures evaluated by executive management in assessing the segment’s performance or in allocating resources and the effect of certain items recorded at Dominion Energy Gas as a result of Dominion Energy’s basis in the net assets contributed.

In addition, Corporate and Other includes the net impact of discontinued operations, which is discussed in Note 3.
See Note 25 for further discussion of the Companies’ operating segments.